Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of income and share data used in the EPS calculations

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Numerator
Loss for the period	(254,177)	(183,718)	(226,905)
Less: net loss attributable to non-controlling interest	(422)	(36)	(40)
Loss attributable to Equity of the Company	(253,755)	(183,682)	(226,865)
Denominator
Weighted average number of shares for basic and diluted EPS	140,655,697	160,697,588	193,835,475

Loss per share - basic and diluted	(1.80)	(1.14)	(1.17)

Schedule of potential dilutive securities

	For the year ended December 31,
	2019	2020	2021
Share Options	8,004,121	5,252,152	2,070,033